Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operating activities	¥ 4,155,000	¥ 15,473,652	¥ 15,247,997
Income tax paid	(2,338,229)	(2,753,240)	(10,292,941)
Net cash generated from operating activities	1,816,771	12,720,412	4,955,056
Cash flows from investing activities
Proceeds from sale of investment assets	63,241,901	67,272,800	98,932,443
Proceeds from sale of property and equipment	9,664	8,464	19,943
Net cash used in acquisition of subsidiaries	(697,426)	0	0
Interest received on investment assets	852,631	825,725	1,707,552
Payment for acquisition of investment assets	(60,664,549)	(71,550,315)	(98,064,856)
Securities purchases under agreements to resell, net	0	0	5,527,177
Payment for property and equipment and other long-term assets	(72,565)	(51,279)	(129,365)
Net cash inflow/(outflow) from disposal of subsidiaries	(641)	25,075	0
Net cash generated from investing activities	2,669,015	(3,469,530)	7,992,894
Cash flows from financing activities
Proceeds from capital contribution from the non-controlling shareholder of subsidiaries	0	0	15,938
Proceeds from exercise of share-based payment	2,172	252	95,911
Proceeds from borrowings	9,041,818	14,618,467	9,046,338
Repayment of borrowings	(14,226,298)	(17,920,237)	(5,794,772)
Payment for early redemption and extension of convertible promissory notes payable	0	(3,642,931)	(3,747,386)
Repayment of optionally convertible promissory notes payable	0	(8,342,096)	0
Repayment of convertible promissory notes payable	(51,266)	0	0
Repayment of bonds payable	0	(2,163,195)	0
Payment for lease liabilities	(289,615)	(486,942)	(617,800)
Payment for interest expenses	(626,050)	(1,531,239)	(1,213,186)
Payment for dividend declared	(5,132,615)	(1,435,461)	(7,717,474)
Payment for acquisition of non-controlling interests of subsidiary	0	(199,200)	0
Refund of cash reserved for repurchase of ordinary shares	0	854,624	0
Net cash used in financing activities	(11,281,854)	(20,247,958)	(9,932,431)
Effect of exchange rate changes on cash and cash equivalents	17,278	(20,353)	57,025
Net increase/(decrease) in cash and cash equivalents	(6,778,790)	(11,017,429)	3,072,544
Add: Cash and cash equivalents at the beginning of the year	18,577,225	29,594,654	26,522,110
Cash and cash equivalents at the end of the year	¥ 11,798,435	¥ 18,577,225	¥ 29,594,654